Document and Entity Information	12 Months Ended
Mar. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	GLOBAL-TECH ADVANCED INNOVATIONS INC.
Entity Central Index Key	0001057708
Document Type	20-F
Document Period End Date	Mar. 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	3,229,314